CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	9 Months Ended
Sep. 30, 2022
Critical Accounting Judgments Estimates And Assumptions
CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

3.	CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the condensed interim consolidated financial statements in accordance with International Financial Reporting Accounting Standards (“IFRSIAS 34”) requires management to make judgments, estimates and assumptions that can affect reported amounts of assets, liabilities, revenue and expenses and the accompanying disclosures. Estimates and assumptions are continuously evaluated and are based on management’s historical experience and on other assumptions believed to be reasonable under the circumstances. However, different judgments, estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The area involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the condensed interim consolidated financial statements is:

Going Concern

Condensed interim consolidated financial statements are prepared on a going concern basis unless management either intends to liquidate the Company or has no realistic alternative to do so. Assessment of the Company’s ability to continue as a going concern requires the consideration of all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. This information includes estimates of future cash flows and other factors, the outcome of which is uncertain. When management is aware, in making its assessment, of material uncertainties related to events or conditions that may cast substantial doubt upon the Company’s ability to continue as a going concern those uncertainties are disclosed.